Balance Sheets (Parenthetical) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Short-term investments, securities loaned	$ 579	$ 785
Accounts receivable, allowance for doubtful accounts	336	389
Property and equipment, accumulated depreciation	$ 12,513	$ 10,962
Common stock, shares authorized	24,000	24,000
Common stock, outstanding	8,328	8,381